Borrowings - Japan Facility (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 30, 2025 CAD ($)	Mar. 30, 2025 JPY (¥)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	$ 4.3		$ 9.4
Japan Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 38.2	¥ 4,000.0
Borrowings, term	12 months
Short-term borrowings	$ 0.0		$ 5.4	¥ 600.0
Japan Facility | TIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.30%	0.30%